Trading revenues (Tables)	12 Months Ended
Dec. 31, 2019
Trading revenues
in	2019	2018	2017
Trading revenues (CHF million)
Interest rate products	67	759	3,218
Foreign exchange products	656	372	1,991
Equity/index-related products	1,146	(481)	(2,895)
Credit products	(513)	(97)	(1,096)
Commodity and energy products	144	102	86
Other products	273	(199)	(4)
Trading revenues	1,773	456	1,300
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.